SUPPLEMENT DATED DECEMBER 30, 2004 TO THE
                                                PORTFOLIO ARCHITECT PLUS ANNUITY
                                                    PROSPECTUS DATED MAY 3, 2004

The following information supplements, and to the extent inconsistent therewith, replaces the information in the Portfolio Architect Plus Annuity prospectus dated May 3, 2004. Please retain this supplement and keep it with the prospectus for future reference.

IN THE SECTION ENTITLED "SUMMARY," UNDER THE SUB-SECTION ENTITLED "PURCHASE PAYMENT CREDITS," THE FIRST TWO PARAGRAPHS ARE DELETED AND REPLACED WITH THE FOLLOWING TWO PARAGRAPHS:

PURCHASE PAYMENT CREDITS. For contracts issued between April 1, 2004 and April 30, 2004, contracts issued between June 1, 2004 and August 31, 2004, and contracts issued between September 20, 2004 and March 31, 2005, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 6% of the Purchase Payment.

For contracts issued prior to April 1, 2004, contracts issued between May 1, 2004 and May 31, 2004, contracts issued between September 1, 2004 and September 19, 2004, and contracts issued after March 31, 2005, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 4.5% of the Purchase Payment.

IN THE SECTION ENTITLED "THE ANNUITY CONTRACT," UNDER THE SUB-SECTION ENTITLED "PURCHASE PAYMENT CREDITS," THE FIRST TWO PARAGRAPHS ARE DELETED AND REPLACED WITH THE FOLLOWING TWO PARAGRAPHS:

For contracts issued between April 1, 2004 and April 30, 2004, contracts issued between June 1, 2004 and August 31, 2004, and contracts issued between September 20, 2004 and March 31, 2005, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 6% of the Purchase Payment.

For contracts issued prior to April 1, 2004, contracts issued between May 1, 2004 and May 31, 2004, contracts issued between September 1, 2004 and September 19, 2004, and contracts issued after March 31, 2005, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 4.5% of the Purchase Payment.

December, 2004                                                           L-24477

                                       SUPPLEMENT DATED DECEMBER 30, 2004 TO THE
                                                  PIONEER ANNUISTAR PLUS ANNUITY
                                                    PROSPECTUS DATED MAY 3, 2004

The following information supplements, and to the extent inconsistent therewith, replaces the information in the Pioneer Annuistar Plus Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.

THE PURCHASE PAYMENTS CREDITS PARAGRAPH IN THE "SUMMARY" SECTION OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

PURCHASE PAYMENT CREDITS. For contracts issued between May 1, 2003 and March 31, 2005, if the Contract Owner or the Annuitant is age 80 or less at the time the payment is made, you will receive a Purchase Payment Credit equal to 6.0% of the Purchase Payment. For Contracts issued prior to May 1, 2003, if the Contract Owner or the Annuitant is age 80 or less at the time the payment is made, you will receive a Purchase Payment Credit equal to 4.5% of the Purchase Payment. The expenses for a contract with Purchase Payment Credits are higher than a similar contract without Purchase Payment Credits, and the additional expenses attributable to the credits may more than offset the amount of the Purchase Payment Credit.

THE FIRST TWO PARAGRAPHS OF THE SECTION OF THE PROSPECTUS ENTITLED "PURCHASE PAYMENT CREDITS" IS DELETED AND REPLACED WITH THE FOLLOWING:

For Contracts issued between May 1, 2003 and March 31, 2005, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 6.0% of the Purchase Payment.

For Contracts issued prior to May 1, 2003, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. The credit will equal 4.5% of the Purchase Payment.

December 2004                                                      16906-00-0105
L-24476

                                       SUPPLEMENT DATED DECEMBER 30, 2004 TO THE
                                                SCUDDER ADVOCATE REWARDS ANNUITY
                                                    PROSPECTUS DATED MAY 3, 2004

The following information supplements, and to the extent inconsistent therewith, replaces the information in the Scudder Advocate Rewards Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.

THE PURCHASE PAYMENTS CREDITS PARAGRAPH IN THE "SUMMARY" SECTION OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

PURCHASE PAYMENT CREDITS. For contracts issued between April 1, 2004 and March 31, 2005, if the Contract Owner or the Annuitant is age 80 or less at the time the payment is made, you will receive a Purchase Payment Credit equal to 6.0% of the Purchase Payment. For Contracts issued prior to April 1, 2004, if the Contract Owner or the Annuitant is age 80 or less at the time the payment is made, you will receive a Purchase Payment Credit equal to 4.5% of the Purchase Payment. The expenses for a contract with Purchase Payment Credits are higher than a similar contract without Purchase Payment Credits, and the additional expenses attributable to the credits may more than offset the amount of the Purchase Payment Credit.

THE FIRST PARAGRAPH OF THE SECTION OF THE PROSPECTUS ENTITLED "PURCHASE PAYMENT CREDITS" IS DELETED AND REPLACED WITH THE FOLLOWING:

For Contracts issued between April 1, 2004 and March 31, 2005, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 6.0% of the Purchase Payment.

December 2004
L-24475